UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-10083
                        ---------------------------------
                       Investment Company Act file number

                 Excelsior Directional Hedge Fund of Funds, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     U.S. Trust Hedge Fund Management, Inc.
                              225 High Ridge Road
                               Stamford, CT 06905
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (203) 352-4497
                                                    --------------
Date of fiscal year end: 3/31/2007
                        ----------
Date of reporting period: 9/30/2006
                         ----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------

EXCELSIOR DIRECTIONAL HEDGE FUND OF FUNDS, LLC
Financial Statements
(Unaudited)
Period from April 1, 2006 to September 30, 2006

                Excelsior Directional Hedge Fund of Funds, LLC
                              Financial Statements
                                   (Unaudited)
           Period from April 1, 2006 to September 30, 2006



                                    Contents

Statement of Assets, Liabilities and Members' Equity - Net Assets as of
     September 30, 2006....................................................... 1

Schedule of Investments as of September 30, 2006.............................. 2

Statement of Operations for the Period April 1, 2006 to September 30, 2006.... 3

Statements of Changes in Members' Equity - Net Assets for the Period
      April 1, 2006 to September 30, 2006 and for the Year Ended
      March 31, 2006.......................................................... 4

Statement of Cash Flows for the Period April 1, 2006 to September 30, 2006.... 5

Financial Highlights for the Period April 1, 2006 to September 30, 2006
      and for the Years Ended March 31, 2006, 2005, 2004 and 2003............. 6

Notes to Financial Statements................................................. 7


      The Registrant files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q. The Registrant's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information on Form N-Q is available without charge, upon request, by calling collect (203)352-4497.

      A description of the policies and procedures that the Registrant uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling collect (203) 352-4497 and on the Commission's website at http://www.sec.gov.

      Information regarding how the Registrant voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling collect (203) 352-4497, and on the Commission's website at http://www.sec.gov.

                                  Excelsior Directional Hedge Fund of Funds, LLC
   Statement of Assets, Liabilities and Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at fair value (cost $240,713,478)  $301,534,630
Investment in Investment Funds made in advance                         9,000,000
Cash and cash equivalents                                              5,447,307
Receivables for interests in Investment Funds sold                     1,124,358
Interest receivable                                                        6,441
Other assets                                                              17,850
--------------------------------------------------------------------------------

Total Assets                                                        $317,130,586
--------------------------------------------------------------------------------

LIABILITIES

Members' interests received in advance                                12,040,000
Payable for members' interests repurchased                               914,083
Due to Adviser                                                         1,112,588
Professional fees payable                                                 88,250
Administration fees payable                                               55,809
Bank note facility fee and interest payable                               23,885
Board of Managers' fees payable                                            3,000
Other payable                                                                619
--------------------------------------------------------------------------------

Total Liabilities                                                     14,238,234
--------------------------------------------------------------------------------

Net Assets                                                          $302,892,352
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital                                                           $242,071,199
  Net unrealized appreciation on investments                          60,821,153
--------------------------------------------------------------------------------

Members' Equity - Net Assets                                        $302,892,352
--------------------------------------------------------------------------------








  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Schedule of Investments (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

                                                                                   % of                       First
                                           First                                 Members'    % Ownership    Available
                                        Acquisition                  Fair        Equity -   of Investment  Redemption
Investment Funds                           Date       Cost*         Value*      Net Assets      Funds         Date**    Liquidity***
------------------------------------------------------------------------------------------------------------------------------------
Hedged Long/Short Equity Funds
------------------------------
Basix Capital Fund, L.P.                   7/1/2004  $  8,500,000   $  9,826,868    3.24%        10.70%        N/A         Quarterly
Foundation Partners, L.P.                  7/1/2002     8,000,000     10,157,858    3.35%         8.05%        N/A         Quarterly
SAB Capital Partners, L.P.                 4/1/2001     5,000,000      7,227,962    2.39%         1.10%        N/A          Annually
Scopia PX, LLC                             9/1/2005     9,000,000      9,353,692    3.09%         6.07%        N/A         Quarterly
Spring Point Opporutnity Partners, L.P.    7/1/2006    16,610,520     17,839,508    5.89%         9.23%        N/A         Quarterly
Swiftcurrent Partners, L.P.               10/1/2000     8,550,000     12,770,065    4.22%         1.83%        N/A          Annually
Tonga Partners, L.P.                      10/1/2000     4,060,553      9,927,323    3.28%         3.20%        N/A     Semi-annually
                                                     ------------------------------------
     Strategy Total                                    59,721,073     77,103,276   25.46%
                                                     ------------------------------------
Opportunistic Long/Short Equity Funds
-------------------------------------
Alson Signature Fund I, L.P.              10/1/2002     8,748,954     13,033,364    4.30%         9.16%        N/A         Quarterly
Alson Signature Fund, L.P.                 9/1/2006     2,000,000      2,015,400    0.67%         0.67%        N/A         Quarterly
Cadmus Capital Partners (QP), L.P.         7/1/2003    12,500,000     13,337,180    4.40%         5.80%        N/A         Quarterly
Quaker Capital Partners I, L.P.            1/1/2001     3,164,863     10,301,755    3.40%         2.92%        N/A          Annually
Seminole Capital Partners, L.P.            9/1/2005    16,200,000     17,403,401    5.75%         2.85%        N/A     Semi-annually
                                                     ------------------------------------
     Strategy Total                                    42,613,817     56,091,100   18.52%
                                                     ------------------------------------
Hedged Sector Funds
-------------------
Coatue Qualified Partners, L.P.            1/1/2002     6,000,000     10,157,554    3.35%         3.61%        N/A         Quarterly
Durus Life Sciences Fund, LLC              1/1/2001       586,983        434,475    0.14%         2.05%        N/A               (1)
Endicott Partners II, L.P.                 1/1/2003     6,500,000      7,857,121    2.59%         4.97%        N/A     Semi-annually
Longbow Partners, L.P.                     5/1/2004    16,200,000     18,902,300    6.24%         6.92%        N/A         Quarterly
Sivik Global Healthcare Partners, L.P.    11/1/2003     9,000,000     10,799,290    3.57%         9.00%        N/A     Semi-annually
                                                     ------------------------------------
     Strategy Total                                    38,286,983     48,150,740   15.89%
                                                     ------------------------------------
Arbitrage/Distressed Funds
--------------------------
Canyon Value Realization Fund, L.P.        7/1/2003     9,400,000     13,246,268    4.37%         0.62%        N/A          Annually
Farallon Capital Partners, L.P.           11/1/2004    20,000,000     23,752,155    7.84%         0.40%        N/A          Annually
JMG Capital Partners, L.P.                10/1/2000     5,591,605     10,895,975    3.60%         1.83%        N/A         Quarterly
Polygon Global Opportunities Fund, L.P.    8/1/2006    15,600,000     16,001,305    5.28%         2.12%        N/A         Quarterly
                                                     ------------------------------------
     Strategy Total                                    50,591,605     63,895,703   21.09%
                                                     ------------------------------------
International/Global Funds
--------------------------
AKO Partners, L.P.                        10/1/2005    14,500,000     17,310,580    5.72%         7.89%        N/A         Quarterly
Delta Fund Europe, L.P.                    4/1/2006    14,000,000     12,156,806    4.01%         2.53%       6/30/08      Quarterly
Indus Asia Pacific Fund, L.P.              3/1/2004     6,000,000      7,745,815    2.56%         2.17%        N/A         Quarterly
Indus Event Driven Fund, L.P.              6/1/2005     9,000,000      9,873,575    3.26%        10.28%        N/A         Quarterly
Indus Japan Fund, L.P.                     3/1/2004     6,000,000      9,207,035    3.04%         2.56%        N/A         Quarterly
                                                     ------------------------------------
     Strategy Total                                    49,500,000     56,293,811   18.59%
                                                     ------------------------------------
Total investments in Investment Funds                $240,713,478    301,534,630   99.55%
                                                     ============
Other Assets, Less Liabilities                                         1,357,722    0.45%
                                                                    ---------------------
Members' Equity - Net Assets                                        $302,892,352  100.00%
                                                                    =====================

*   See definition in Note 2a.            N/A Initial lock-up period has either
**  From original investment date.            expired prior to September 30,
*** Available frequency of redemptions        2006 or Investment Fund did not
    after initial lock-up period.             have an initial lock-up period.
                                              However, specific redemption
                                              restrictions may apply.
                                          (1) The Investment Fund is currently
                                              in liquidation and has eliminated
                                              partner withdrawal rights.

  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Statement of Operations (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2006 to September 30, 2006

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                              $  258,458
--------------------------------------------------------------------------------

Total Investment Income                                                  258,458
--------------------------------------------------------------------------------

OPERATING EXPENSES

Management fee                                                         2,262,711
Professional fees                                                        210,008
Board of Managers' fees and expenses                                      38,000
Bank note facility fee and interest expense                               47,890
Administration fees                                                      112,924
Other                                                                    134,082
--------------------------------------------------------------------------------

Total Operating Expenses                                               2,805,615
--------------------------------------------------------------------------------

Net Investment Loss                                                  (2,547,157)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net Realized gain from investments in Investment Funds                 7,704,887
Change in net unrealized appreciation on
     investments in Investment Funds                                 (3,114,728)
--------------------------------------------------------------------------------

Net Realized and Unrealized Gain from Investments                      4,590,159
--------------------------------------------------------------------------------

INCREASE IN MEMBERS' EQUITY - NET ASSETS DERIVED FROM OPERATIONS      $2,043,002
--------------------------------------------------------------------------------










  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
               Statements of Changes in Members' Equity - Net Assets (Unaudited)
--------------------------------------------------------------------------------

                                             Period from
                                           April 1, 2006 -         Year Ended
                                         September 30, 2006       March 31, 2006
--------------------------------------------------------------------------------

OPERATIONS

Net investment loss                           $  (2,547,157)        $(4,697,120)
Net realized gain from investments                7,704,887           4,602,102
Change in net unrealized appreciation
     on investments                              (3,114,728)          26,382,724
--------------------------------------------------------------------------------

Increase in Members' Equity - Net
     Assets Derived from Operations               2,043,002           26,287,706
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Members' subscriptions                           26,277,500           50,197,906
Members' interests repurchased                  (17,450,971)        (25,406,575)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
     Derived From Capital Transactions            8,826,529           24,791,331
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets     10,869,531           51,079,037

MEMBERS' EQUITY - NET ASSETS AT
     BEGINNING OF PERIOD                        292,022,821          240,943,784
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT
     END OF PERIOD                             $302,892,352         $292,022,821
--------------------------------------------------------------------------------














  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                             Statement of Cash Flows (Unaudited)
--------------------------------------------------------------------------------

                                 Period from April 1, 2006 to September 30, 2006

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net increase in members' equity - net assets
   derived from operations                                           $ 2,043,002
Adjustments to reconcile net increase in members'
   equity - net assets derived from operations to
   net cash  used in operating activities:
      Change in net unrealized appreciation on investments             3,114,728
      Net realized gain from investments                             (7,704,887)
      Purchases of Investment Funds                                 (80,410,520)
      Proceeds from sales of Investment Funds                         77,358,255
      Increase in receivables from Investment Funds                    (466,216)
      Increase in interest receivable                                    (6,441)
      Decrease in other assets                                            48,063
      Increase in due to Adviser                                          66,363
      Decrease in bank note facility fee and interest payable            (2,524)
      Increase in Board of Managers' fees payable                          3,000
      Decrease in professional fees payable                             (71,750)
      Increase in administration fees payable                             55,809
      Increase in other payable                                              620
--------------------------------------------------------------------------------

Net Cash Used in Operating Activities                                (5,972,498)
--------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from members' subscriptions                                  23,420,000
Payments for members' interests repurchased                         (18,130,147)
Borrowings on bank loan payable                                      (1,400,000)
--------------------------------------------------------------------------------

Net Cash Provided by Financing Activities                              3,889,853
--------------------------------------------------------------------------------

Net decrease  in cash and cash equivalents                           (2,082,645)
Cash and cash equivalents at beginning of period                       7,529,952
--------------------------------------------------------------------------------

Cash and Cash Equivalents at End of Period                           $ 5,447,307
--------------------------------------------------------------------------------


Supplementary Disclosure of Cash Flow Information
Cash paid during the period for interest                                $ 30,411


  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                                Financial Highlights (Unaudited)
--------------------------------------------------------------------------------


The following represents the ratios to average members' equity - net assets, total return and other supplemental information for the periods indicated:

                                   For the
                                   period
                                from April 1,   For the year   For the year  For the year   For the year
                                   2006 -          ended          ended         ended          ended
                                September 30,     March 31,      March 31,     March 31,      March 31,
                                    2006*           2006           2005          2004           2003
                               --------------------------------------------------------------------------

Net assets, end of period      $302,892,542     $292,022,821   $240,943,784   $173,964,183   $135,036,517

Ratio of net investment loss      (0.85%)          (1.75%)        (1.77%)        (1.82%)        (1.88%)
 to average Members' equity -
 net assets (a), (b)
Ratio of expenses to average       0.93%            1.85%          1.81%          1.87%          1.92%
 Members' equity - net assets
 (a), (b)
Portfolio turnover                 26.98%           15.33%         15.61%         22.70%         14.31%
Total return (c)                   0.71%            10.09%          4.83%         13.68%        (1.98%)



* The ratios, portfolio turnover and total return are not annualized for this period.
(a) Average Members' equity - net assets is determined using the net assets at the end of each month during the period indicated.
(b) Ratios do not reflect the Company's proportionate share of the net investment income (loss) and expenses, including incentive allocation, of the Investment Funds.
(c) Total return assumes a purchase of an interest in the Company on the first day and the sale of the interest on the last day of the period.









  The accompanying notes are an integral part of these financial statements.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                                       Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

1. Organization

Excelsior Directional Hedge Fund of Funds, LLC (the "Company") was organized as a limited liability company under the laws of Delaware on July 6, 2000, and commenced operations on October 1, 2000. The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Company seeks capital appreciation. The Company pursues its investment objective principally through a multi-manager, multi-strategy program of investments in a diverse group of investment funds that primarily invest or trade in a wide range of equity and debt securities. The investment managers selected by the Company generally conduct their investment programs through investment funds (collectively, the "Investment Funds") in which the Company invests as a limited partner or member along with other investors.

U.S. Trust Hedge Fund Management, Inc. serves as the investment adviser of the Company (the "Adviser"). The Adviser is a wholly-owned subsidiary of U.S. Trust Corp., and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

The Company's Board of Managers (the "Board") has overall responsibility to manage and supervise the operations of the Company, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Company's business. The Board has engaged the Adviser to provide investment advice regarding the selection of Investment Funds and to manage the day-to-day operations of the Company.

Member ("Member") subscriptions for Interests in the Company ("Interests") by eligible investors may be accepted as of the first day of each calendar quarter, or at such times as the Board may determine. The Company may, from time to time, offer to repurchase Interests from Members pursuant to written tenders by the Members. These repurchase offers will be made at such times and on such terms as may be determined by the Board, in its sole discretion, subject to the liquidity of the Company's assets and other factors considered by the Board. The Adviser expects that, generally, it will recommend to the Board that the Company offer to repurchase interests from Members twice each year, at June 30th and December 31st. Members can only transfer or assign Interests under certain limited circumstances.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

--------------------------------------------------------------------------------

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires that management make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates utilized in preparing the Company's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

a. Portfolio Valuation

The net asset value of the Company is determined by, or at the direction of, the Adviser as of the close of business at the end of each fiscal period (as defined in the Company's Limited Liability Company Agreement), in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by the Board.

Ordinarily, the Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund as reported by the investment manager, who determines the value of the Investment Fund's net assets. The values of the Investment Funds' net assets are determined in accordance with their valuation policies as described in their respective offering memoranda or operating agreements. All valuations utilize financial information supplied by the investment manager of each Investment Fund, and are net of management and performance incentive fees or allocations pursuant to the Investment Funds' agreements. The Adviser, or, in certain cases, the Board, will consider such information, and may conclude in certain circumstances that the information provided by an Investment Fund's investment manager does not represent the fair value of the Company's interests in an Investment Fund. Following procedures adopted by the Board, and in the absence of specific transaction activity in interests in a particular Investment Fund, the Company could consider whether it was appropriate, in light of all relevant circumstances, to value such a position at the Investment Fund's net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount to net asset value. Any such decision must be made in good faith, and subject to the review and supervision of the Board. Because of the inherent uncertainty of valuation, the values of the Company's investments may differ significantly from the values that would have been used had a ready market for the investments held by the Company been available.

The Company's investment in Durus Life Sciences Fund, LLC ("Durus"), valued at $434,475 and representing 0.14% of Members' equity - net assets as of September 30, 2006, was fair valued in good faith by the Adviser, in accordance with procedures adopted by the Board, at a value different than that supplied by Durus' investment manager. As of September 30, 2006 Durus is in liquidation and therefore, the fair value of the Company's investment is based on information provided to the Adviser. Because Durus is in the process of being liquidated, there are no ongoing redemption rights available to partners.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006
--------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

a. Portfolio Valuation (continued)

The fair value assigned to Durus by the Advisers does not reflect any potential contingent liabilities associated with either its liquidation or, if any, pending litigation.

Distributions received from Investment Funds, whether in the form of cash or securities, are applied first as a reduction of the investment's cost and any excess is treated as realized gain from investments.

b. Company Expenses

The Company bears certain expenses incurred in its business, including, but not limited to, the following: fees paid directly or indirectly to the investment managers of the Investment Funds, all costs and expenses directly related to portfolio transactions and positions for the Company's account; certain legal fees; accounting and auditing fees; custodial fees; fees paid to the Company's administrator; costs of insurance; management fee; travel and related expenses of the Board; all costs with respect to communications regarding the Company's transactions among the Adviser and any custodian or other agent engaged by the Company; and other types of expenses approved by the Board.

c. Income Taxes

As a limited liability company, no provision for the payment of Federal, state or local income taxes has been provided by the Company since each member is individually required to report on its own tax return its share of the Company's taxable income or loss. The Company has a tax year end of December 31.

Net investment income or loss and net realized and unrealized gain or loss from investments of the Company for each fiscal period are allocated among, and credited to or debited against, the capital accounts of all members as of the last day of the fiscal period in accordance with each member's respective investment percentage for the fiscal period, as defined in the Company's Limited Liability Company Agreement.

The cost of the Company's investments in Investment Funds for Federal income tax purposes is based on amounts reported to the Company on Schedule K-1 by the Investment Funds for the year ended December 31, 2005. Based on Investment Funds owned at December 31, 2005, the cost of investments for Federal income tax purposes was $268,704,240. This consisted of aggregate gross unrealized appreciation of $23,133,798 and aggregate gross unrealized depreciation of $778,023.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006
-------------------------------------------------------------------------------

2. Significant Accounting Policies (continued)

d. Other

Cash and cash equivalents consist of amounts maintained in a PFPC Trust Company interest-bearing account. Interest income is recorded on the accrual basis.

3. Management Fee, Related Party Transactions and Other

As of September 30, 2006, the employees and affiliates of the Adviser have a combined interest of approximately 7.96% of the Members' equity - net assets.

The Adviser provides certain investment advisory services and incurs research, travel and other expenses related to the selection and monitoring of investment managers. Further, the Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Adviser a quarterly management fee at an annual rate of 1.5% based on the Company's net assets on the first business day of each quarter after adjustment for any subscriptions effective on that date. For the period from April 1, 2006 to September 30, 2006, the management fee was $2,262,711, of which $1,112,588 was payable as of September 30, 2006.

The Board is made up of three Managers who are independent of the Adviser (the "Disinterested Managers"), and one Manager who is an "interested person" as defined by Section 2(a)(19) of the 1940 Act. The Disinterested Managers receive two thousand dollars ($2,000) per meeting attended and ten thousand dollars annually ($10,000) for their services. All Disinterested Managers may be reimbursed for expenses of attendance, if any, at each annual, regular or special meeting of the Board or of any committee thereof and for their expenses, if any, in connection with any other service or activity they perform or engage in as directors. Any Manager who is an "interested person" does not receive any retainer or other fee from the Company. The Company incurred $38,000 of retainer and per meeting fees for the period from April 1, 2006 to September 30, 2006, $3,000 of which is payable as of September 30, 2006.

The Company earned $252,017 of interest income on cash balances maintained at United States Trust Company, National Association ("USTNA"), an affiliate of the Company. On September 12, 2006 the Company moved it's custody account to PFPC Trust Company. The Company earned $6,441 on cash balances maintained at PFPC Trust Company.

The Company incurred $6,000 in fees for the period from April 1, 2006 to September 30, 2006 related to custodian services provided by USTNA.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

-------------------------------------------------------------------------------

3. Management Fee, Related Party Transactions and Other (continued)

The Company has retained J.D. Clark & Company (the "Administrator") to provide accounting and certain administrative and investor services to the Company. In connection with such services provided, the Company pays the Administrator a quarterly fee equal to the greater of: (i) $3,000; or (ii) .00025 of the Company's net assets as of the first day of each calendar quarter on the first $150 million of net assets, plus .000125 of the Fund's net assets in excess of $150 million. For the period from April 1, 2006 to September 30, 2006, the Company incurred $112,924 in expenses related to such administrative services, $55,809 of which is payable as of September 30, 2006.

4. Financial Instruments with Off-Balance Sheet Risk

In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These may include, but are not limited to, short selling activities, writing option contracts, contracts for differences and equity swaps. However, as a result of the investments by the Company as a limited partner or member, the Company's liability with respect to its investments in the Investment Funds is limited to the net asset value of its interest in each Investment Fund.

5. Investments in Investment Funds

As of September 30, 2006, the Company had investments in twenty-six Investment Funds. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers of the Investment Funds in the form of management fees of 0.5% to 2.0% (per annum) of net assets and incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock-up provisions ranging from three months to one year from initial investment.

Aggregate purchases and proceeds of interests in Investment Funds for the period from April 1, 2006 to September 30, 2006 are $81,410,520 and $77,358,255,
respectively.

6. Bank Note- Line of Credit Facility

On May 2, 2005 the Company entered into a $25,000,000 revolving line of credit agreement with a U.S. financial institution that is collateralized by the Company's cash and investments. Based upon the election of the Company, interest accrues at either the financial institution's prime rate less 1.25% per annum or Libor plus 1.5% per annum. The note also included a provision for a facility fee of 0.375% per annum on the unused portion of the note. As of September 30, 2006 the Company does not have an outstanding balance. For the period April 1, 2006 to September 30, 2006, the Company incurred $47,365 in facility fees and $525 in interest expenses related to the bank note, of which $23,885 was payable as of September 30, 2006.

                                  Excelsior Directional Hedge Fund of Funds, LLC
                             Notes to Financial Statements (Unaudited) continued
--------------------------------------------------------------------------------

                                                              September 30, 2006

-------------------------------------------------------------------------------

7. Guarantees

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these arrangements is dependent on future claims that may be made against the Company, and therefore, cannot be established; however, based on experience, the risk of loss from any such claim is considered remote.

8. Subsequent Events

As of September 30, 2006, the Company received capital subscriptions from Members in the amount of $12,040,000, which is reflected as Members' interests received in advance on the Statement of Assets, Liabilities and Members' Equity
- Net Assets. These subscriptions became Interests in the Company effective October 1, 2006.

As of September 30, 2006, the Company invested $9,000,000 in five existing Investment Funds, which is reflected as "Investment in Investment Funds made in advance" on the Statement of Assets, Liabilities and Members' Equity - Net Assets. The Investments became effective October 1, 2006.

On November 20, 2006, The Charles Schwab Corporation ("Schwab") announced an agreement to sell U.S. Trust Corporation ("U.S. Trust"), a wholly-owned subsidiary of Schwab, to the Bank of America Corporation (the "Sale"). The Sale of U.S. Trust includes all of U.S. Trust's subsidiaries, including U.S. Trust Hedge Fund Management, Inc., the Adviser to the Company. The Sale is subject to Federal Reserve Board and other regulatory approvals.

U.S. Trust Hedge Fund Management, Inc. will continue to serve as the Adviser to the Company after the Sale. However, due to the change in ownership of U.S. Trust Hedge Fund Management, Inc., the Sale may have the effect of terminating the existing investment advisory agreement between the Company and U.S. Trust Hedge Fund Management, Inc. Accordingly, it is anticipated that U.S. Trust Hedge Fund Management, Inc. will enter into a new investment advisory agreement with the Company upon consummation of the Sale (the "New Advisory Agreement"). The New Advisory Agreement will be subject to the approval of the Board and the Members of the Company. The proposed New Advisory Agreement will be submitted to the Members for approval late in the first quarter or early in the second quarter of 2007. A proxy statement will be mailed to the Members in the first quarter of 2007 that will provide further details with respect to the Sale and the proposed New Advisory Agreement.

                           ADVISORY AGREEMENT APPROVAL
           The Investment Advisory Agreement (the "Advisory Agreement") between the Company and the Adviser had an initial term of two years. The agreement provides that it may be continued in effect from year to year thereafter subject to approval by: (i) the Board; or (ii) vote of a majority of the outstanding voting securities, as defined by the 1940 Act, of the Company; provided that, in either event, the continuance must also be approved by the Managers who are not "interested persons," as defined by the 1940 Act, of the Company (the "Independent Managers"), by vote cast in person at a meeting called for the purpose of voting on such approval. The continuance of the Advisory Agreement for an additional annual period was approved by the Board, and by the Independent Managers, at a meeting held in person on June 7, 2006. The Independent Managers were assisted in their review of this matter by independent legal counsel and met in an executive session with such counsel separate from representatives of the Adviser.
           In considering this matter, the Board reviewed various written materials, including: performance information on and expense ratios of comparable registered investment companies, including similar funds managed by the Adviser; and information relating to the costs and profitability of the Adviser ("Profitability Analysis") from its relationship with the Company. The Board evaluated and considered: (i) the nature, extent and quality of services provided by the Adviser; (ii) the investment performance of the Company; (iii) the costs of services provided and the profits realized by the Adviser from its relationship with the Company; (iv) the extent to which economies of scale in costs of providing services would be realized as the Company grows; and (v) whether the fee payable to the Adviser pursuant to the Advisory Agreement properly reflects these economies of scale for the benefit of investors.
           In considering the nature, extent and quality of services that the Adviser provides, the Board reviewed presentations from Company management relating to the structure and capabilities of the Adviser, including information concerning the qualifications of key personnel, and technology and operational support, which support the services provided to the Company. The Board concluded that the Company benefits from the services provided by the Adviser and, in this regard, took note of the research and portfolio management capabilities of the Adviser, as well as the Adviser's extensive administrative, accounting and compliance infrastructure. The Independent Managers noted their overall satisfaction with the nature, extent and quality of services provided by the Adviser. They concluded that the Company was receiving all services required from the Adviser under the Advisory Agreement and that these services were of high quality.
           The Board also considered the investment performance of the Company and compared the performance of the Company to that of comparable funds, including other funds managed by the Adviser. The Board concluded that the Company's performance compared favorably with the performance of similar registered funds.
           The profitability realized by the Adviser was also considered. The Board relied principally on the Profitability Analysis. Representatives of the Adviser stated that the Adviser receives no significant indirect benefits from its relationship with the Company. After reviewing the information contained in the Profitability Analysis, the Board determined that the Adviser's profitability from its relationship with the Company was not disproportionately large so that it bore no reasonable relationship to the services rendered, and also determined that, given the overall performance of the Company and superior service levels, the current profitability to the Adviser was not excessive.
           The Board also evaluated the fee paid for advisory services, relying on information concerning the fees and expenses of the Company, which was contained in the materials provided to the Board. The Board compared those fees and expenses to the advisory fees and expense ratios of other similar registered funds of hedge funds, including another similar registered fund for which the Adviser serves as investment adviser. In this regard, the Independent Managers noted that the fee payable by the Company to the Adviser and the expenses of the Company are well within the range of those of similar funds. The Independent Managers concluded that the fee payable to the Adviser is reasonable in light of comparative performance and expense and advisory fee information and cost of the services provided.
           With regard to economies of scale, the Board was cognizant of the fact that economies of scale in costs of providing services may be realized when there is a significant increase in a fund's assets. The Independent Managers concluded that, although the net assets of the Company have grown since its inception, the Company has not reached an appropriate size to support fee reductions based on economies of scale realized by the Adviser. However, the Independent Managers noted that they would consider negotiating fee reductions as the Company's assets grow.
           Based on the information provided to the Board, and the considerations and conclusions described above, the Board, including each of the Independent Managers, determined that: (i) it is appropriate that the Adviser continue to provide investment advisory services to the Company; (ii) the advisory fee paid by the Company for these services is fair and reasonable; and
(iii) it is in the best interest of the Company and its members to continue in effect the Advisory Agreement for an additional annual period.


ITEM 2.   CODE OF ETHICS.
-------------------------
Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------
Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

The Schedule of Investments is included as part of the semi-annual report to Members filed under Item 1 of this form.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
---------------------------------------------------------------------------
MANAGEMENT INVESTMENT COMPANIES.
--------------------------------

Not applicable for semi-annual reports.


ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
--------------------------------------------------------------------------

Not applicable for semi-annual reports.

ITEM  9. PURCHASE OF EQUITY SECURITIES BY CLOSE-END MANAGEMENT INVESTMENT
--------------------------------------------------------------------------
COMPANY AND AFFILIATED PURCHASERS.
----------------------------------

Not applicable.


ITEM  10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
--------------------------------------------------------------

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.


ITEM 11.  CONTROLS AND PROCEDURES.
----------------------------------

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.
-------------------

(a)(1) Not applicable for semi-annual reports.

(a)(2) Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3) Not applicable.

(b)    Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
 By (Signature and Title) /s/ Spencer Boggess
                        --------------------------
                      Spencer Boggess, Principal Executive Officer
Date December 8, 2006
     ----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Directional Hedge Fund of Funds, LLC
             ----------------------------------------------
By (Signature and Title) /s/ Robert F. Aufenanger
                        ------------------------
                       Robert F. Aufenanger, Principal Financial Officer Date December 8, 2006
     ----------------